Equity (Details 3)	Sep. 30, 2012	Dec. 31, 2011
Number of Warrants	106,685,446	83,695,444
Year 2012 [Member]
Number of Warrants	11,333,333	19,720,910
Year 2013 [Member]
Number of Warrants	8,896,554	8,896,554
Year 2014 [Member]
Number of Warrants	6,159,436	6,345,601
Year 2015 [Member]
Number of Warrants	6,188,879	11,822,223
Year 2016 [Member]
Number of Warrants	42,795,244
After Year2016 [Member]
Number of Warrants	31,312,000	36,910,156